Share Capital - Additional Information (Detail) (USD $)	1 Months Ended
	Jul. 31, 2012	Mar. 31, 2011	Oct. 31, 2010
Stockholders Equity Note [Line Items]
Ordinary shares, par value		$ 0.00001
Ordinary shares, shares issued			71,526,320
Ordinary shares, shares outstanding			71,526,320
Shares repurchased from Sunrise	2,686,965
Class A Ordinary Shares
Stockholders Equity Note [Line Items]
Ordinary shares, shares authorized		470,000,000	300,000,000
Ordinary shares, par value		$ 0.00001	0.00001
Entitled vote per ordinary share			1
Class B Ordinary Shares
Stockholders Equity Note [Line Items]
Ordinary shares, shares authorized			300,000,000
Ordinary shares, par value			0.00001
Entitled vote per ordinary share			10
Conversion ratio, Class B ordinary share into Class A Ordinary Share			1
Series A preferred shares
Stockholders Equity Note [Line Items]
Convertible preferred shares, issued			41,408,340
Convertible preferred shares, outstanding			41,408,340
Series B preferred shares
Stockholders Equity Note [Line Items]
Convertible preferred shares, issued			69,557,840
Convertible preferred shares, outstanding			69,557,840